Financial Instruments and Fair Value Disclosures - Effect of Derivative Instruments not designated as hedging instruments (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Net loss on derivatives	$ 20,126	$ (481,590)
(Loss) / gain on derivatives, net
Interest rate swaps - Fair value	508,816	891,635
Interest rate swaps - Realized Loss	$ (488,690)	$ (1,373,225)